Other commitments, contingent liabilities and contingent assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Wells	Dec. 31, 2021 USD ($)
Disclosure of other provisions and other liabilities [line items]
Contractual commitments	$ 5,454,000
Trade, other payables and provisions	13,352,000	$ 14,310,000
Current tax payable	17,655,000	13,119,000
Wells committed to drill [member]
Disclosure of other provisions and other liabilities [line items]
Contractual commitments	$ 566,000
Number of wells, committed to drill | Wells	40
Average ownership interest in wells committed to drill	42.00%
Various long term agreements [Member] | Maximum [member]
Disclosure of other provisions and other liabilities [line items]
Contract Term	2060
Leases Agreements [Member]
Disclosure of other provisions and other liabilities [line items]
Provisions, net of tax	$ 3,033,000
Agbami redetermination [member]
Disclosure of other provisions and other liabilities [line items]
Reduction in exposure		(822,000)
Guarantees [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure	1,725,000
Claim from Petrofac [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure	$ 163,000
Percentage Share of Contingent Liability	31.85%
Claim from Petrofac [member] | Petrofac International (UAE) LLC [Member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure	$ 533,000
Dispute with Brazilian tax authorities [member] | Maximum [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure	$ 146,000
KKD oil sands partnership [Member]
Disclosure of other provisions and other liabilities [line items]
Proportion of ownership interest divested	40.00%
KKD oil sands partnership [Member] | Maximum [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure	$ 372,000
Norwegian tax authorities [member]
Disclosure of other provisions and other liabilities [line items]
Effect of dispute resolution recongised in income		$ 182,000
Current tax payable	95,000
Internal pricing of certain products of natural gas liquids [Member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure	$ 71,000
New Brazilian law [Member]
Disclosure of other provisions and other liabilities [line items]
Percent of savings from ICMS tax incentives	10.00%
New Brazilian law [Member] | Maximum [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure	$ 132,000